Pertinent Information Covering Profits Interests Pursuant to Profits Sharing Agreement (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012
Time Based Units
Number of Management NCL Corporation Units
Outstanding as of December 31, 2011	2,087,283	[1]
Granted	186,052	[1]
Forfeited	(7,781)	[1]
Outstanding as of December 31, 2012	2,265,554	[1]
Vested as of December 31, 2012	1,425,258	[1]
Non-vested as of December 31, 2012	840,296	[1]
Weighted Average Price
Outstanding as of December 31, 2011	$ 3.53
Granted	$ 3.44
Forfeited	$ 3.18
Outstanding as of December 31, 2012	$ 3.53
Vested as of December 31, 2012	$ 3.86
Non-vested as of December 31, 2012	$ 2.96
Performance-Based Units
Number of Management NCL Corporation Units
Outstanding as of December 31, 2011	3,328,541	[1]
Granted	186,052	[1]
Forfeited	(18,856)	[1]
Outstanding as of December 31, 2012	3,495,737	[1]
Vested as of December 31, 2012	966,064	[1]
Non-vested as of December 31, 2012	2,529,674	[1]
Weighted Average Price
Outstanding as of December 31, 2011	$ 3.42
Granted	$ 5.98
Forfeited	$ 3.72
Outstanding as of December 31, 2012	$ 3.56
Vested as of December 31, 2012	$ 3.41
Non-vested as of December 31, 2012	$ 3.61

[1]	Share amounts reflect the exchange of profits interest for Management NCL Corporate Units in connection with the Corporate Reorganization.